TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Disclosure of detailed information about other current liabilities [Table Text Block]
	December 31, 2024	December 31, 2023
Trade payables	$35,397	$31,863
Trade related accruals	23,196	16,302
Payroll and related benefits	32,239	35,331
Restructuring obligations	709	1,456
NSR royalty liabilities (Notes 15(b)(c))	3,538	2,850
Environmental duty and net mineral sales proceeds tax	2,701	3,023
Other accrued liabilities	6,115	3,588
	$103,895	$94,413